Contractual Residual Maturity of Available for Sale Mortgage-Backed and Asset-Backed Debt Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Amortized Cost
Amortized Cost	₨ 4,241,981.6	$ 57,998.1	₨ 3,340,732.3
Fair Value
Total	4,275,449.9	58,455.7	₨ 3,406,289.2
Asset and Mortgage Backed Securities
Amortized Cost
Within one year	64,729.1
Over one year through five years	89,730.9
Over five years through ten years	1,127.6
Over ten years	1,842.8
Amortized Cost	157,430.4
Fair Value
Within one year	66,238.6	905.6
Over one year through five years	91,976.6	1,257.5
Over five years through ten years	1,135.9	15.5
Over ten years	1,850.9	25.3
Total	₨ 161,202.0	$ 2,203.9